Quarterly Holdings Report
for
Fidelity Freedom® Blend 2010 Fund
December 31, 2023
FBF-Y10-NPRT3-0224
1.9892462.105
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.31% to 5.38% 1/25/24 to 3/14/24 (b) (Cost $159,210)	160,000	159,240

Domestic Equity Funds - 12.0%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	134,692	2,103,888
Fidelity Series Commodity Strategy Fund (c)	5,557	514,700
Fidelity Series Large Cap Growth Index Fund (c)	69,795	1,336,583
Fidelity Series Large Cap Stock Fund (c)	72,325	1,413,235
Fidelity Series Large Cap Value Index Fund (c)	171,042	2,517,745
Fidelity Series Small Cap Core Fund (c)	549	6,176
Fidelity Series Small Cap Opportunities Fund (c)	46,018	639,649
Fidelity Series Value Discovery Fund (c)	62,609	931,616
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,624,237)		9,463,592

International Equity Funds - 16.7%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	47,959	704,521
Fidelity Series Emerging Markets Fund (c)	126,252	1,068,094
Fidelity Series Emerging Markets Opportunities Fund (c)	243,603	4,221,637
Fidelity Series International Growth Fund (c)	102,017	1,747,548
Fidelity Series International Index Fund (c)	56,306	662,159
Fidelity Series International Small Cap Fund (c)	70,468	1,195,130
Fidelity Series International Value Fund (c)	149,890	1,749,214
Fidelity Series Overseas Fund (c)	134,741	1,747,589
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $11,573,691)		13,095,892

Bond Funds - 62.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	1,208,470	11,444,208
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	263,431	2,017,878
Fidelity Series Corporate Bond Fund (c)	610,762	5,692,301
Fidelity Series Emerging Markets Debt Fund (c)	53,002	410,765
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	14,498	135,843
Fidelity Series Floating Rate High Income Fund (c)	8,271	74,687
Fidelity Series Government Bond Index Fund (c)	897,784	8,304,505
Fidelity Series High Income Fund (c)	50,210	422,270
Fidelity Series International Developed Markets Bond Index Fund (c)	352,488	3,080,743
Fidelity Series Investment Grade Bond Fund (c)	834,392	8,427,362
Fidelity Series Investment Grade Securitized Fund (c)	628,984	5,673,438
Fidelity Series Long-Term Treasury Bond Index Fund (c)	526,169	3,083,352
Fidelity Series Real Estate Income Fund (c)	8,169	77,524
TOTAL BOND FUNDS (Cost $54,576,679)		48,844,876

Short-Term Funds - 9.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (d)	184,213	184,250
Fidelity Series Government Money Market Fund 5.43% (c)(e)	1,430,778	1,430,778
Fidelity Series Short-Term Credit Fund (c)	112,512	1,108,247
Fidelity Series Treasury Bill Index Fund (c)	449,010	4,463,164
TOTAL SHORT-TERM FUNDS (Cost $7,209,268)		7,186,439

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $81,143,085)	78,750,039
NET OTHER ASSETS (LIABILITIES) - 0.0%	1,529
NET ASSETS - 100.0%	78,751,568

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	16	Mar 2024	1,806,250	58,462	58,462
CBOT 5-Year U.S. Treasury Note Contracts (United States)	25	Mar 2024	2,719,336	60,556	60,556
CBOT Long Term U.S. Treasury Bond Contracts (United States)	3	Mar 2024	374,813	27,181	27,181

TOTAL PURCHASED					146,199

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	3	Mar 2024	723,000	(24,004)	(24,004)
ICE MSCI EAFE Index Contracts (United States)	1	Mar 2024	112,620	(4,282)	(4,282)
ICE MSCI Emerging Markets Index Contracts (United States)	14	Mar 2024	723,590	(32,044)	(32,044)

TOTAL SOLD					(60,330)

TOTAL FUTURES CONTRACTS					85,869
The notional amount of futures purchased as a percentage of Net Assets is 6.3%
The notional amount of futures sold as a percentage of Net Assets is 1.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $159,240.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	146,889	746,963	709,602	4,932	-	-	184,250	0.0%
Total	146,889	746,963	709,602	4,932	-	-	184,250

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10,830,257	2,595,792	1,957,723	273,784	(6,345)	(17,773)	11,444,208
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,355,654	250,420	472,363	65,970	(81,634)	(34,199)	2,017,878
Fidelity Series Blue Chip Growth Fund	2,203,683	308,824	993,130	11,953	(22,720)	607,231	2,103,888
Fidelity Series Canada Fund	844,148	118,617	310,320	23,660	30,436	21,640	704,521
Fidelity Series Commodity Strategy Fund	544,278	120,087	114,827	23,633	(67,506)	32,668	514,700
Fidelity Series Corporate Bond Fund	5,538,976	860,109	811,229	176,063	(1,737)	106,182	5,692,301
Fidelity Series Emerging Markets Debt Fund	403,157	56,710	70,681	19,291	(6,184)	27,763	410,765
Fidelity Series Emerging Markets Debt Local Currency Fund	136,615	19,192	23,635	6,661	(1,664)	5,335	135,843
Fidelity Series Emerging Markets Fund	826,816	313,853	111,002	25,670	1,339	37,088	1,068,094
Fidelity Series Emerging Markets Opportunities Fund	4,631,105	467,617	1,124,023	118,495	(126,563)	373,501	4,221,637
Fidelity Series Floating Rate High Income Fund	73,641	12,279	12,557	5,510	(58)	1,382	74,687
Fidelity Series Government Bond Index Fund	8,187,854	1,366,710	1,158,378	174,737	(8,367)	(83,314)	8,304,505
Fidelity Series Government Money Market Fund 5.43%	1,374,500	363,816	307,538	55,732	-	-	1,430,778
Fidelity Series High Income Fund	414,948	56,674	60,914	20,124	(1,863)	13,425	422,270
Fidelity Series International Developed Markets Bond Index Fund	3,145,889	422,295	501,093	117,973	(14,088)	27,740	3,080,743
Fidelity Series International Growth Fund	1,959,325	260,911	611,638	22,833	(7,282)	146,232	1,747,548
Fidelity Series International Index Fund	812,485	105,772	297,836	18,815	16,742	24,996	662,159
Fidelity Series International Small Cap Fund	609,521	709,996	259,174	42,609	6,629	128,158	1,195,130
Fidelity Series International Value Fund	1,948,995	240,935	612,032	56,847	51,403	119,913	1,749,214
Fidelity Series Investment Grade Bond Fund	8,340,555	1,269,412	1,193,197	254,395	(15,632)	26,224	8,427,362
Fidelity Series Investment Grade Securitized Fund	5,742,093	772,146	834,388	168,207	(38,545)	32,132	5,673,438
Fidelity Series Large Cap Growth Index Fund	1,395,920	174,352	526,388	11,635	141,223	151,476	1,336,583
Fidelity Series Large Cap Stock Fund	1,524,607	207,722	473,766	75,467	55,967	98,705	1,413,235
Fidelity Series Large Cap Value Index Fund	2,848,340	369,982	863,225	103,600	58,709	103,939	2,517,745
Fidelity Series Long-Term Treasury Bond Index Fund	3,176,596	705,373	641,256	73,711	(80,827)	(76,534)	3,083,352
Fidelity Series Overseas Fund	1,957,510	247,090	591,456	29,065	12,560	121,885	1,747,589
Fidelity Series Real Estate Income Fund	132,602	22,598	78,674	5,515	(5,302)	6,300	77,524
Fidelity Series Short-Term Credit Fund	1,138,601	141,648	194,532	24,366	(2,244)	24,774	1,108,247
Fidelity Series Small Cap Core Fund	5,071	1,503	1,214	106	129	687	6,176
Fidelity Series Small Cap Opportunities Fund	694,744	102,228	247,172	6,899	(3,149)	92,998	639,649
Fidelity Series Treasury Bill Index Fund	4,005,644	1,278,097	816,373	160,382	(870)	(3,334)	4,463,164
Fidelity Series Value Discovery Fund	1,040,899	140,523	285,882	43,950	18,320	17,756	931,616
	78,845,029	14,083,283	16,557,616	2,217,658	(99,123)	2,134,976	78,406,549

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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